Supplementary Information to the Statement of Income	12 Months Ended
Mar. 31, 2012
Supplementary Information to the Statement of Income

23. SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF OPERATIONS

The following amounts are charged to selling, general and administrative expenses for the years ended March 31, 2010, 2011 and 2012:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Research and development costs	¥109,346	¥110,553	¥119,027	$1,451,549
Advertising costs	9,130	10,858	10,875	132,622
Shipping and handling costs	17,212	19,935	22,830	278,415